UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	10/31/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND October 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 96.06%

Aerospace 2.35%
Curtiss-Wright Corp.	413,278	$23,263
HEICO Corp.	238,752	12,998
HEICO Corp. Class A	135,196	5,858
Total		42,119

Air Transportation 0.71%
AirTran Holdings, Inc.*	1,062,500	11,061
Republic Airways Holdings, Inc.*	79,400	1,690
Total		12,751

Aluminum 1.17%
Century Aluminum Co.*	360,200	20,960

Banks 1.68%
CVB Financial Corp	363,000	4,254
PrivateBancorp, Inc.	768,606	21,644
Smithtown Bancorp, Inc.	186,140	4,123
Total		30,021

Biotechnology Research & Production 1.28%
Cubist Pharmaceuticals, Inc.*	283,529	6,635
Martek Biosciences Corp.*	530,442	16,205
Total		22,840

Building: Materials 1.85%
Watsco, Inc.	797,181	33,195

Building: Roofing & Wallboard 1.03%
Beacon Roofing Supply, Inc.*	2,059,850	18,518

Casinos & Gambling 0.23%
Progressive Gaming International Corp.*	1,014,976	4,040

Chemicals 0.82%
Albemarle Corp.	307,130	14,669

Communications & Media 1.40%
Entravision Communications Corp.*	2,751,600	25,040

Communications Technology 0.97%
Foundry Network, Inc.*	817,266	17,277

Computer Services, Software & Systems 7.42%
American Reprographics Co.*	1,099,000	22,288
Epicor Software Corp.*	1,887,358	22,044
Lionbridge Technologies, Inc.*	1,806,920	8,402
Solera Holdings, Inc.*	1,341,800	28,862
SRA International, Inc.*	475,342	13,053
Sykes Enterprises, Inc.*	842,032	14,862
Websense, Inc.*	1,259,800	23,180
Total		132,691

Computer Technology 1.19%
RadiSys Corp.*(b)	1,104,646	14,857
Stratasys, Inc.*	247,399	6,440
Total		21,297

Consumer Electronics 1.57%
Universal Electronics, Inc.*(b)	777,453	28,066

Consumer Products 1.55%
Citi Trends, Inc.*	301,400	5,895
USANA Health Sciences, Inc.*	536,625	21,900
Total		27,795

Containers & Packaging: Metal & Glass 0.48%
Mobile Mini, Inc.*	478,000	8,571

Diversified Manufacturing 2.57%
CLARCOR, Inc.	914,443	33,341
Hexcel Corp.*	507,921	12,713
Total		46,054

Electrical & Electronics 1.90%
Power Intergrations, Inc.*	1,045,815	34,020

Electrical Equipment & Components 1.97%
Genlyte Group, Inc. (The)*	343,915	22,389
Littelfuse, Inc.*	405,077	12,893
Total		35,282

Electronics: Instruments, Gauges & Meters 2.65%
FARO Technologies, Inc.*	607,849	17,482
Measurement Specialties, Inc.*(b)	1,076,445	29,860
Total		47,342

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND October 31, 2007

		Value
Investments	Shares	(000)
Electronics: Technology 4.06%
PerkinElmer, Inc.	1,184,900	$32,608
ScanSource, Inc.*	1,082,727	39,996
Total		72,604

Financial Data Processing Services & Systems 2.12%
Global Payments, Inc.	796,700	37,891

Financial: Miscellaneous 0.82%
LandAmerica Financial Group, Inc.	528,500	14,687

Foods 1.68%
J & J Snack Foods Corp.	845,738	30,125

Health & Personal Care 2.16%
Amedisys, Inc.*	908,773	38,577

Healthcare Facilities 4.65%
ICON plc ADR*	531,793	30,844
LCA-Vision, Inc.(b)	1,450,156	24,754
Psychiatric Solutions, Inc.*	697,527	27,622
Total		83,220

Healthcare Management Services 2.57%
HealthExtras, Inc.*	911,349	26,556
Phase Foward, Inc.*	630,424	14,998
Vital Images, Inc.*	253,163	4,443
Total		45,997

Household Furnishings 1.68%
Select Comfort Corp.*(b)	2,626,608	30,022

Identification Control & Filter Devices 0.91%
X-Rite, Inc.*	1,167,675	16,242

Insurance: Multi-Line 2.21%
Hilb, Rogal & Hobbs Co.	898,700	39,606

Insurance: Property-Casualty 2.83%
First Acceptance Corp.*	408,700	1,766
HCC Insurance Holdings, Inc.	1,113,550	33,284
Tower Group, Inc.	516,400	15,590
Total		50,640

Machinery: Industrial/Specialty 3.69%
Actuant Corp. Class A	478,876	33,033
EnPro Industries, Inc.*	484,933	19,887
Gardner Denver, Inc.*	362,100	13,083
Total		66,003

Machinery: Oil Well Equipment & Services 1.06%
CARBO Ceramics, Inc.	423,388	19,019

Machinery: Specialty 4.54%
Bucyrus International, Inc.	491,600	40,557
Flow International Corp.*	1,016,149	8,546
Graco, Inc.	815,300	32,090
Total		81,193

Medical & Dental Instruments & Supplies 4.27%
Immucor, Inc.*	419,575	13,531
Mentor Corp.	520,200	22,145
Symmetry Medical, Inc.*	1,241,100	21,285
Techne Corp.*	297,585	19,415
Total		76,376

Metal Fabricating 3.32%
Commercial Metals Co.	592,600	18,596
Haynes International, Inc.*	159,742	13,981
Reliance Steel & Aluminum Co.	459,800	26,829
Total		59,406

Metals & Minerals Miscellaneous 1.11%
Brush Engineered Materials, Inc.*	410,231	19,814

Multi-Sector Companies 1.02%
Foster Wheeler Ltd.*	123,304	18,280

Oil: Crude Producers 5.72%
Arena Resources, Inc.*	188,000	6,864
Berry Petroleum Co. Class A	549,500	26,772
Comstock Resources, Inc.*	631,382	23,077

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND October 31, 2007

		Value
Investments	Shares	(000)
Oil: Crude Producers (continued)
EXCO Resources, Inc.*	1,955,000	$33,000
Parallel Petroleum Corp*	617,682	12,644
Total		102,357

Real Estate Investment Trusts 0.41%
First Potomac Realty Trust	348,189	7,277

Retail 1.36%
PetMed Express, Inc.*	552,734	8,059
Rush Enterprises, Inc. Class A*	958,756	16,251
Total		24,310

Securities Brokerage & Services 1.82%
optionsXpress Holdings, Inc.	1,095,492	32,602

Services: Commercial 4.34%
Advisory Board Co. (The)*	219,531	14,096
AMN Healthcare Services, Inc.*	1,174,712	22,331
ICT Group, Inc.*	738,104	8,060
Kforce, Inc.*	1,031,290	12,417
Korn/Ferry International*	358,700	6,873
TeleTech Holdings, Inc.*	559,600	13,951
Total		77,728

Steel 1.31%
Carpenter Technology Corp.	115,679	16,763
Claymont Steel Holdings, Inc.*	328,409	6,729
Total		23,492

Transportation: Miscellaneous 0.57%
Celadon Group, Inc.*	760,293	6,082
Vitran Corp. Inc. (Canada)*(a)	293,064	4,097
Total		10,179

Truckers 1.04%
J.B. Hunt Transport Services, Inc.	674,178	18,688

Total Common Stocks (cost $1,592,570,656)		1,718,883

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 4.71%

Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $84,210,000 of Federal National Mortgage Assoc. at 5.32% and 6.27% due 4/3/2012 and 7/18/2016; value: $86,029,350; proceeds: $84,348,274 (cost $84,338,247)	$84,338	84,338

Total Investments in Securities 100.77% (cost $1,676,908,903)		1,803,221
Liabilities in Excess of Other Assets (0.77%)		(13,852)
Net Assets 100.00%		$1,789,369

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware Statutory Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation––Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions––Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements––The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,678,246,511
Gross unrealized gain	275,661,805
Gross unrealized loss	(150,686,969)
Net unrealized security gain	$124,974,836

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended October 31, 2007:

Affiliates Issuer	Balance of Shares Held at 7/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2007	Value at 10/31/2007	Net Realized Gain (Loss) 8/1/2007 to 10/31/2007(b)	Dividend Income 8/1/2007 to 10/31/2007(b)
LCA-Vision, Inc.(a)	955,757	494,399	—	1,450,156	$24,754,163	$—	$213,634
Measurement Specialties, Inc.	1,231,145	—	(154,700)	1,076,445	29,860,584	704,955	—
RadiSys Corp.	1,162,225	—	(57,579)	1,104,646	14,857,489	(138,133)	—
Select Comfort Corp.	2,604,908	21,700	—	2,626,608	30,022,129	—	—
Universal Electronics, Inc.(a)	587,346	190,107	—	777,453	28,066,053	—	—
Total					$127,560,418	$566,822	$213,634

(a) Not an affiliated issuer as of July 31, 2007.

(b) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

5. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: December 20, 2007